Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current liabilities
Liability for put options with non-controlling interests	₨ 5,343	$ 63	₨ 4,935
Liability for operation and maintenance	1,015	12	1,851
Derivative instruments - hedge instruments	217	3	225
Total	6,576	77	7,011
Current
Liability for put options with non-controlling interests	1,027	12	1,000
Financial liabilities at amortised cost
Capital creditors	32,545	381	40,092
Purchase consideration payable	44	1	44
Liability for operation and maintenance	308	4	342
Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	640	7	321
Financial liabilities at fair value through profit or loss
Derivative instruments - share warrants	190	2	772
Total	₨ 34,754	$ 407	₨ 42,571